Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

6. Debt

In December 2019, Holdings entered into the Financing Agreement under which it could borrow up to $100.0 million through a senior secured loan facility. An amendment to the Financing Agreement (“First Amendment”) was entered into in January 2020, under which related party investors were added as new lenders bringing the total commitment under the Financing Agreement from $100.0 million to $105.3 million, $65.0 million of which was available to fund operations of Holdings with the rest available to fund costs incurred pursuant to the Financing Agreement, including legal and advisor costs, cash interest and paid-in-kind (“PIK”) interest.

In June 2021, Holdings entered into a second amendment (“Second Amendment”) to the Financing Agreement. Under the terms of the Second Amendment, the amount available to fund the operations of Holdings was increased from $65.0 million to $80.0 million, with the remainder available to fund costs incurred pursuant to the Financing Agreement, including legal and advisor costs and cash interest. The total amount committed under the Financing Agreement remained unchanged at $105.3 million. The Financing Agreement contained loan options of either a reference rate loan with an interest rate floor of 6% or a LIBOR rate loan with an interest rate floor of 5%. Added to the reference rate and LIBOR loans, are applicable margins of 6% and 7%, respectively, resulting in combined interest and applicable margin rates of at least 12% per annum on all loans made pursuant to the Financing Agreement.

In connection with the Business Combination, the Company used a portion of the post-Business Combination proceeds to pay the outstanding balance at October 28, 2021 of $96.9 million on the Financing Agreement, which represented the full outstanding principal, accrued cash interest and PIK interest, and other applicable fees. As part of the payoff, the Company recorded debt extinguishment costs of $8.6 million for the unamortized balance of the debt discount and debt issuance costs.

The fair value of the senior secured loan, which is designated as Level 3 in the fair value hierarchy, was $59.1 million at December 31, 2020.